SUBSEQUENT EVENTS (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Share-based compensation key management personnel explanatory

Number of deferred shares

Executive directors
DJ Pretorius	163,530
H Hooijer	74,019
Prescribed officer
WJ Schoeman	88,557

326,106